Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Dividend yield	2.20%
Expected volatility	20.90%
Risk-free interest rate	2.70%
Expected life	5 years 3 months
Forfeiture rate	0.60%
Suboptimal factor	1.75